                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21078

                         PIMCO New York Municipal Income
                      Fund II (Exact name of registrant as
                              specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

                  Registrant's telephone number, including area
                               code: 212-739-3000

                         Date of fiscal year end: May 31

          Date of reporting period: July 1, 2006 through June 30, 2007

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21078
Reporting Period: 07/01/2006 - 06/30/2007
PIMCO New York Municipal Income Fund II

=================== PIMCO NEW YORK MUNICIPAL INCOME FUND II ====================
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                      PIMCO New York Municipal Income Fund II

By (Signature and Title)*:         /s/ Brian Shlissel
                                   --------------------------------
                                   Name: Brian Shlissel
                                   Title: President and Chief Executive Officer

Date: August 31, 2007